Contents of Significant Accounts - Deferred Government Grants (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Miscellaneous Liabilities [Abstract]
Beginning balance	$ 13,551,553		$ 17,480,904
Arising during the period	578,844		617,685
Other operating income	(3,994,818)	$ (142,266)	(4,062,148)	$ (3,885,722)
Exchange effect	71,530		(484,888)
Ending balance	10,207,109		13,551,553	$ 17,480,904
Current	3,836,211		3,780,579
Noncurrent	$ 6,370,898		$ 9,770,974